Leases - Operating Leases, Lessor, Future Undiscounted Cash Flows, and Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease payments receivable
2020	$ 10
2021	10
2022	10
2023	9
2024 and thereafter	0
Total	39
Operating lease income	$ 1